Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 28, 2024	Aug. 27, 2024	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Year	PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEO’s	Average Compensation Actually Paid to Non-PEO NEO’s		Value of Initial $100 Investment Based on Total Stockholder Return		Net Income (in $000’s)
(1)	(2)	(3)	(4)		(5)	(6)		(7)		(8)
2024	Peter Tassiopolis	$1,068,000	$140,000		$394,076	$394,076		$794.46		$(6,245)
2024	Tony Isaac	$700,459	$900,459		$394,076	$394,076		$794.46		$(6,245)
2023	Tony Isaac	$817,709	$617,709	(a)	$349,346	$224,346	(b)	$40.88	(c)	$(7,812)
2022	Tony Isaac	$625,324	$625,324		$250,324	$250,324		$33.50	(d)	$10,992

PEO Total Compensation Amount	$ 1,068,000	$ 700,459		$ 817,709	$ 625,324
PEO Actually Paid Compensation Amount	140,000	900,459		617,709	625,324
Non-PEO NEO Average Total Compensation Amount	394,076	394,076		349,346	250,324
Non-PEO NEO Average Compensation Actually Paid Amount	394,076	394,076		224,346	250,324
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	794.46	794.46		40.88	33.50
Net Income (Loss) Attributable to Parent	$ (6,245)	$ (6,245)		$ (7,812)	$ 10,992
PEO Name	Peter Tassiopolis	Tony Isaac		Tony Isaac	Tony Isaac